Summary of Significant Accounting Policies (Organization) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) entity segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Organization Attributes [Line Items]
Subsidiaries, Ownership Percentage	80.00%
Interest Costs Capitalized		$ 500	$ 100
Income Tax Expense (Benefit)	$ 3,115	(199,933)	(6,625)
Number of Gaming Entertainment Properties | entity	24
Number of reportable segments | segment	3
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	$ 1,097,227	930,180	$ 501,837	$ 438,087
Deferred income taxes	(86,657)	(81,454)
Accrued liabilities	255,146	$ 257,554
Adjustments for Change in Accounting Principle [Domain]
Organization Attributes [Line Items]
Income Tax Expense (Benefit)	$ 1,500